Dispositions (Narrative) (Details) - Emera Maine - Disposition $ in Millions	3 Months Ended
Mar. 24, 2020 CAD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposition, Name	Emera Maine
Disposition, Value	$ 2,000
Proceeds on disposition of business	1,400
Disposition, gain on disposition	585
Disposition, gain on disposition, net of tax	$ 309